Working Capital - Summary Analysis of Trade and Other Receivables are Disclosed Net of Allowance for Doubtful Debts (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Allowance for doubtful debt [abstract]
Balance at beginning of the year	£ 129	£ 83	£ 71
Exchange differences	(4)	(1)	5
Income statement charge	18	54	15
Written off	(46)	(7)	(8)
Ending balance	£ 97	£ 129	£ 83